ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

10. ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,	December 31,
	2019	2020
	RMB	RMB
Accrued advertising and marketing fee	715,218	105,638
Payable related to services fee and others	248,816	152,396
Amounts due to customers for the segregated bank balances held on their behalf	125,437	405,719
Deposit	15,995	2,913
Value added tax and surcharges	42,699	16,494
Others	80,945	43,526
Total accrued expenses and other current liabilities	1,229,110	726,686